CONCENTRATION OF CREDIT RISK (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
CONCENTRATION OF CREDIT RISK
Allowance for doubtful accounts receivable	€ 0.4	€ 0.2